STATEMENTS OF CASH FLOWS - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (20,851,423)	$ 23,194,905
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Fair value of private placement warrant in excess of purchase price	1,646,600	0
Interest earned on investments held in Trust Account	(14,646)	(85,130)
Initial loss on classification of forward purchase agreement liabilities	5,000	0
Initial loss on forward purchase agreement liabilities	3,399,475	0
Transaction costs allocable to derivatives	928,450	0
Changes in operating assets and liabilities:
Prepaid expenses	(262,499)	138,749
Accrued expenses	37,067	522,116
Net cash used in operating activities	(345,355)	(1,100,497)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(278,760,000)	(5,520,000)
Net cash used in investing activities	(278,760,000)	(5,520,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	270,480,000	0
Proceeds from promissory note - related party	300,000	0
Repayment of promissory note - related party	(300,000)	0
Payment of offering costs	(509,869)	(26,780)
Proceeds from sale of Private Placements Warrants	10,280,000	5,520,000
Net cash provided by financing activities	280,250,131	5,493,220
Net Change in Cash	1,144,776	(1,127,277)
Cash - Beginning of period	0	1,144,776
Cash - End of period	1,144,776	17,499
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs	26,780	0
Deferred offering costs paid by Sponsor in exchange for the issuance of Class B ordinary shares	20,000	0
Deferred underwriting fee payable	9,660,000	0
Warrants [Member]
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrant liabilities	11,408,319	(23,121,405)
Forward Purchase Agreement [Member]
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrant liabilities	$ 3,358,302	$ (1,749,732)